PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intec Pharma Ltd. [Member]
Depreciation expense	$ 1,203	$ 854